Note 3 - Material Accounting Policy Information and Future Accounting Changes	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
3.	Material Accounting Policy Information and future accounting changes:

The accounting policies applied by the Bank in these interim Consolidated Financial Statements are the same as those applied by the Bank as at and for the year ended October 31, 2024, and are detailed in note 3 of the Bank’s 2024 audited Consolidated Financial Statements.